Share based payments	3 Months Ended
Mar. 31, 2022
Share-based payments [Abstract]
Share based payments	Share based payments
Unless otherwise stated, all amounts disclosed in this note, including the quoted share prices, have been revised to reflect the share split described in note 21 of the consolidated financial statements of the Group for the year ended December 31, 2021 as if it had occurred at the beginning of the earliest period presented. Accordingly, the information reported herein may differ from the amounts previously reported.

As part of the corporate reorganization described in note 21 of the consolidated financial statements of the Group for the year ended December 31, 2021 any outstanding restricted stock units and share options awarded by Exscientia AI Limited were exchanged for share awards and option grants of Exscientia plc with identical terms and restrictions.

Employee Share Option Scheme

The Group operates four share-based compensation schemes for employees and directors of the Group, which are described below.

Enterprise Management Incentive (“EMI”) Scheme

The EMI is an Approved Option Scheme as defined in UK tax legislation. As a result, employees will not be subject to tax on these options until they are exercised and the underlying shares disposed of, at which point they will be subject to UK Capital Gains Tax at the prevailing rates. Options issued under this scheme are over ordinary shares and have an exercise price as agreed with HM Revenue and Customs prior to award. The Group ceased to qualify under the EMI rules as of December 24, 2018 and therefore no longer issues options under this scheme.

Company Share Ownership Plan (“CSOP”)

The CSOP scheme is an Approved Option Scheme as defined in UK tax legislation. As a result, employees will not be subject to tax on these options until they are exercised and the underlying shares disposed of, at which point they will be subject to UK Capital Gains Tax at the prevailing rates. Options issued under this scheme are over ordinary shares and have an exercise price as agreed with HM Revenue and Customs prior to award.

Unapproved Share Ownership Plan (“USOP”)

The USOP scheme is an Unapproved Option Scheme as defined in UK tax legislation. USOP options are granted to persons who do not qualify for EMI or CSOP options, such as non-UK employees, consultants or non-executive directors. As a result of the tax status of this scheme, option holders will be subject to tax on these options when they are exercised, at which point they will be subject to Income Tax and, in certain circumstances, National Insurance at the prevailing rates. Options issued under this scheme are over ordinary shares.
19.Share based payments (continued)

As at March 31, 2022 the Group had the following vested share options outstanding:

Vested outstanding share options	4,144,800
Weighted average exercise price	£0.02

The share-based remuneration expenses relating to employee share options (including clawback shares detailed in note 28 within the consolidated financial statements of the Group for the year ended December 31, 2021) amounted to £3,427,000 during the three months ended March 31, 2022 (three months ended March 31, 2021: £444,000).

No share options were issued during the three months ended March 31, 2022.

Details of the share options are below:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	8,265,900	£0.02
Granted	—	£—
Exercised	—	£—
Forfeited	(40,500)	£0.03
Options held as at March 31, 2022	8,225,400	£0.03

Exercisable as at March 31, 2022	4,144,800	£0.02

Share options outstanding as at March 31, 2022 had exercise prices in the range of £0.01 to £0.04 (December 31, 2021: £0.01 to £0.04). The weighted average contractual life for options outstanding as of March 31, 2022 was 7.4 years (December 31, 2021: 7.6 years).
Restricted Stock Unit Plan (“RSU”)

The Group operates a RSU scheme, whereby certain employees and directors receive restricted stock units held over ordinary shares in the Company. These units are non-transferable and subject to forfeiture for periods prescribed by the Company. These awards are valued at the market value of the underlying shares at the date of grant and are subsequently amortised over the periods during which the restrictions lapse, typically four years. The awards expire on the cessation of the participant’s employment with the Group.

Details of the RSUs in existence during the three months to March 31, 2022 are as follows:

Number of RSUs
RSUs held as at January 01, 2022	931,500
Granted	—
Exercised	(741,600)
RSUs held as at March 31, 2022	189,900

Of the RSUs held as at January 1, 2022, 600,000 had been issued as replacement options for EMI options cancelled during the year ended December 31, 2021. These 600,000 awards were exercised during the three months ended March 31, 2022 via a net settlement arrangement, with 374,887 shares issued and £2,283,000 paid by the Company in order to settle related employee tax obligations. The payment made has been recognised within retained earnings.
19.Share based payments (continued)

No RSUs were granted in the three months to March 31, 2022.
The share-based remuneration expenses relating to RSUs amounted to £133,000 during the three months ended March 31, 2022 (three months ended March 31, 2021: £nil).